Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2025
Exploration and Evaluation Assets [Abstract]
EXPLORATION AND EVALUATION ASSETS
6.	Exploration and evaluation assets

As at December 31,	Note	2025	2024
La Verde (Mexico)	a)	$19,741	$19,741
Warintza (Ecuador)	b)	6,291	188
ENAMI Concessions (Ecuador)	c)	250	250
		$26,282	$20,179

The Company’s additions to the Warintza asset in the year ended December 31,2025 are provided below (2024: $nil).

2025
At January 1	$188
Exploration and evaluation expenditures	5,772
Capitalised shared based compensation	120
Capitalised amortisation of property, plant and equipment	331
Changes to reclamation provision	68
Reduction on sale of royalty	(188)
At December 31	$6,291

a)	La Verde

La Verde is situated in the Sierra Madre del Sur west of Mexico City in Michoacán State, Mexico and consists of the Unificación Santa Maria claim. The project is held 60% by the Company and 40% by a subsidiary of Teck Resources Limited (“Teck”). The joint venture agreement governing the operation and funding of La Verde was formalized effective February 28, 2015 (the “Agreement”). The Agreement provides that Solaris is the operator of the project. The Agreement further provides for dilution of either parties’ ownership should funding not be provided in accordance with their respective participating interests. La Verde is subject to a 0.5% net smelter royalty held by Minera CIMA, S.A. de C.V.

As of December 31, 2025 the lack of historical capital expenditure on the La Verde asset was identified as an indicator of impairment. Consequently, management performed an impairment test to determine the asset’s recoverable amount. An independent valuation was commissioned, utilizing market and cost approaches, specifically the comparable in-situ resource multiple method. The impairment assessment determined that the asset’s recoverable amount exceeded its carrying amount; therefore, no impairment loss was recognised.

b)	Warintza

The Company owns a 100% interest in Warintza. Warintza is located in southeastern Ecuador in the province of Morona Santiago, Canton Limon Indanza. It consists of nine mining concessions (the “Concessions”) covering a total of 26,773 hectares. The Concessions have a term of 25 years and can be renewed for additional periods of 25 years. South32 Royalty Investments Pty Ltd holds a 2% net smelter royalty on the original four concessions covering a total of 10,000 hectares. Additionally, Royal Gold holds a 0.3% net smelter return royalty covering a total of 18,600 hectares.

c)	ENAMI Concessions

Solaris has entered into an option agreement to acquire up to a 100% interest in 10 new explorations concessions from the Ecuadorian state-owned mining company, Empresa Nacional Minera (“ENAMI EP”). These concessions comprise a land package of ~40,000 hectares adjacent to the Warintza Project and the San Carlos-Panantza porphyry copper-molybdenum deposits in southeastern Ecuador.

The Company made an upfront payment to ENAMI EP of $250 on May 10, 2024 and, in order to exercise the option to acquire one or more of the 10 concessions, the Company is required to (i) incur exploration expenditures of $25,000 during the exploration phase of the concessions, as defined by the Ecuadorian Mining Law and (ii) pay the exercise price, the amount of which will be determined for each of the concessions that the Company elects to acquire by independent experts at the time of exercise. The term of the option agreement ends at the earlier of (i) the execution of the specific commercial agreement for each concession, which will stipulate a new term or (ii) four years from May 7, 2024 and is renewable with the agreement of the parties.

d)	Tamarugo

Tamarugo is a grass-roots copper porphyry target strategically located in northern Chile approximately 85 kilometres northeast of Copiapo and approximately 65 kilometres southwest of Codelco’s El Salvador Copper Mine. The Company owns a 100% interest in Tamarugo, which consists of claim blocks covering a total of approximately 7,600 hectares.

e)	Other projects

Solaris has earn-in agreements on certain other projects including the Capricho and Paco Orco projects in Peru. The Capricho project is a 3,769 hectare copper-molybdenum-gold property. The Paco Orco project is a 4,400 hectare lead, zinc and silver property.